SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Related-Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 15, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unsecured note receivable		$ 24,000	$ 24,000
Getty Investments, LLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Annual management fees		$ 900	$ 1,500	$ 1,300
Getty SEA
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unsecured note receivable	$ 24,000
Note receivable, interest rate	2.50%